FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
As of December 31, 2021 and 2022, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using

Description	Fair value as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Time deposits	167,781	—	167,781	—
Wealth management products	212,271	—	212,271	—
Long-term investments
Equity securities with readily determinable fair value	153,326	153,326	—	—
Equity securities accounted for under alternative measurement	196,296	—	196,296	—

Total assets	729,674	153,326	576,348	—

		Fair value measurement at reporting date using

Description	Fair value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Time deposits	142,357	—	142,357	—
Wealth management products	69,646	—	69,646	—
Long-term investments
Equity securities with readily determinable fair value	189,885	189,885	—	—
Equity securities accounted for under alternative measurement	207,771	—	207,771	—

Total assets	609,659	189,885	419,774	—